Vessel revenue - Lease and non lease components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Lease components of revenue	$ 879,168	$ 280,633	$ 548,988
Non - lease components of revenue	355,618	254,349	353,808
Total lease and non - lease components of revenue	$ 1,234,786	$ 534,982	$ 902,796
Variability of lease revenue	100.00%